Goodwill - Narratives (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Impairment of goodwill		¥ 0	¥ 2,501,100,000	¥ 0
Percentage of increasing the discount rate	1.00%		1.00%
Impairment of intangible assets (excluding goodwill)		¥ 17,736,000	¥ 288,221,000	0
China Mobility
Goodwill
Impairment of goodwill	¥ 0		¥ 0	¥ 0
Percentage of fair value exceeding the carrying amount			30.00%
International
Goodwill
Impairment of goodwill			¥ 2,501,100,000
Impairment of intangible assets (excluding goodwill)			¥ 288,221,000